Dividend income (Tables)	12 Months Ended
Dec. 31, 2019
Dividend income Abstract
Detail of Income from dividends
The detail of Income from dividends as follows:

Million euros
	2019	2018*	2017
Dividend income classified as:
Financial assets held for trading	388	241	234
Non-trading financial assets mandatorily at fair value through profit or loss	34	23
Financial assets available-for-sale			150
Financial assets at fair value through other comprehensive income	111	106
	533	370	384

*	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).